Other liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses	$ 114					$ 78				$ 107
Uncertain tax positions	86					83				79
Unfavorable contracts to be amortized	74					6
Employee withheld taxes, social security and vacation payments	45					43				44
Taxes payable	23					23				25
Liability for below-market lease	19					0
Contract liabilities	16	$ 30	$ 22	$ 19	$ 19	35	$ 36	$ 31	$ 28	31	$ 29
Lease liabilities	14					35				68
Accrued interest expense	6					0				10
Other liabilities	28					34				33
Total Other Liabilities	$ 425					331				$ 397
Predecessor [Member]
Other liabilities						$ 28